UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

CLOSED-END FUNDS - 101.56%
	Aberdeen Emerging Markets Equity Income Fund, Inc.	698,814	$4,891,698
	Adams Natural Resources Fund, Inc.	45,097	905,999
	ASA Gold and Precious Metals Ltd.	28,432	290,006
	Bancroft Fund Ltd.	12,109	264,945
	BlackRock Muni New York Intermediate Duration Fund, Inc.	11,270	142,689
	BlackRock MuniYield California Quality Fund, Inc.	50,100	668,334
	BlackRock New York Municipal Bond Trust	18,915	248,165
	BlackRock New York Municipal Income Trust II	101,965	1,310,250
	Central and Eastern Europe Fund, Inc.	88,237	2,045,334
	Central Securities Corp.	144,110	4,014,905
	Dividend and Income Fund	310,000	3,822,300
	Eagle Capital Growth Fund, Inc.	32,066	242,098
	Eagle Growth & Income Opportunities Fund	191,000	2,937,580
	Eaton Vance California Municipal Bond Fund	252,844	2,611,878
	Eaton Vance California Municipal Bond Fund II	13,529	144,896
	Eaton Vance California Municipal Income Trust	115,309	1,321,729
	Eaton Vance Michigan Municipal Bond Fund	16,000	211,520
	Eaton Vance Michigan Municipal Income Trust	60,000	773,838
	Eaton Vance New Jersey Municipal Bond Fund	71,719	837,678
	Eaton Vance New Jersey Municipal Income Trust	137,000	1,542,620
	Eaton Vance New York Municipal Bond Fund II	19,721	211,803
	Eaton Vance Ohio Municipal Bond Fund	932	10,736
	Eaton Vance Ohio Municipal Income Trust	20,331	253,471
	First Trust High Income Long/Short Fund	73,868	1,088,076
	General American Investors Co., Inc.	9,943	341,244
	Mexico Equity & Income Fund, Inc.	60,796	628,187
	MFS California Municipal Fund	61,000	622,810
	Morgan Stanley China A Share Fund, Inc.	9,694	223,737
	Morgan Stanley Emerging Markets Fund, Inc.	222,499	3,613,384
	Neuberger Berman California Municipal Fund, Inc.	40,356	505,257
	Neuberger Berman New York Municipal Fund, Inc.	44,534	511,696
	NexPoint Strategic Opportunities Fund	144,833	3,179,084
	Nuveen Georgia Quality Municipal Income Fund	172,214	1,952,907
	Nuveen Maryland Quality Municipal Income Fund	52,786	640,294
	Nuveen Michigan Quality Municipal Income Fund	203,747	2,579,437
	Nuveen New Jersey Quality Municipal Income Fund	285,679	3,728,111
	Nuveen New York Quality Municipal Income Fund	1,400	17,626
	Nuveen North Carolina Quality Municipal Income Fund	22,305	275,244
	Nuveen Pennsylvania Quality Municipal Income Fund	73,423	927,332
*	Pershing Square Holdings Ltd.	220,000	3,212,000
	RMR Real Estate Income Fund	238,423	4,360,757
	Templeton Dragon Fund, Inc.	88,086	1,877,113
*	Terra Capital PLC	1,162,649	1,249,848
	The Asia Pacific Fund, Inc.	100,520	1,391,197

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
			Shares		Value (Note 1)

CLOSED-END FUNDS - Continued
	The China Fund, Inc.		129,171		$2,699,674
*	The Gabelli Global Small and Mid Cap Value Trust		98,988		1,199,735
	The Gabelli Healthcare & WellnessRx Trust		55,826		559,376
	The GDL Fund		428,000		3,929,040
	The Latin American Discovery Fund, Inc.		200,000		1,917,980
	The Mexico Fund, Inc.		218,727		3,311,527
	The New Ireland Fund, Inc.		43,520		508,314
	The Taiwan Fund, Inc.		49,978		1,006,057
	Third Point Offshore Investors Ltd.		114,000		1,866,750

	Total Closed-End Funds (Cost $77,605,274)				79,628,266

SHORT-TERM INVESTMENT - 1.74%
§	Fidelity Investments Money Market Government
	Portfolio - Institutional Class, 1.78%		1,363,978		1,363,978

	Total Short-Term Investment (Cost $1,363,978)				1,363,978

Total Value of Investments (Cost $78,969,252) (a) - 103.30%					$80,992,244

Liabilities in Excess of Other Assets - (3.30)%					(2,584,958)

	Net Assets - 100%				$78,407,286

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets		Value
	Closed-End Funds	101.56%		$79,628,266
	Short-Term Investment	1.74%		1,363,978
	Other Assets Less Liabilities	-3.30%		(2,584,958)
	Total Net Assets	100.00%		$78,407,286

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$4,668,685
	Aggregate gross unrealized depreciation				(2,645,693)

	Net unrealized appreciation				$2,022,992

					(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$79,628,266	$79,628,266	$-	$-
Short-Term Investment	1,363,978	1,363,978	-	-
Total	$80,992,244	$80,992,244	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Katherine M. Honey
Date: August 29, 2018	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Katherine M. Honey
Date: August 29, 2018	President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 29, 2018	Ashley E. Harris Treasurer and Principal Financial Officer